UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                Investment Company Act file number  (811-09871)
                                                    -----------

                               CULLEN FUNDS TRUST
                               ------------------
               (Exact name of registrant as specified in charter)

                                645 FIFTH AVENUE
                                ----------------
                               NEW YORK, NY 10022
                               ------------------
              (Address of principal executive offices) (Zip code)

                                 BROOKS CULLEN
                                 -------------
                                645 FIFTH AVENUE
                                ----------------
                               NEW YORK, NY 10022
                               ------------------
                    (Name and address of agent for service)

                                  877-485-8586
                                  ------------
               Registrant's telephone number, including area code

Date of fiscal year end: JUNE 30, 2006
                         -------------

Date of reporting period:  DECEMBER 31, 2005
                           -----------------

ITEM 1. REPORT TO STOCKHOLDERS.
------------------------------

                               Cullen Funds Trust

                        Cullen High Dividend Equity Fund

                               SEMI-ANNUAL REPORT

                               December 31, 2005

                        CULLEN HIGH DIVIDEND EQUITY FUND

                      STATEMENTS OF ASSETS AND LIABILITIES
                      AS OF DECEMBER 31, 2005 (UNAUDITED)

ASSETS:
Investments, at value (cost of $123,278,310)                      $126,939,968
Cash 43,446
Receivable for capital shares sold                                   1,169,990
Dividends and interest receivable                                      252,831
Prepaid expenses                                                        32,944
                                                                  ------------
     Total assets                                                  128,439,179
                                                                  ------------
LIABILITIES:
Payable to Adviser                                                      37,684
Distribution fees payable                                                  143
Accrued expenses and other liabilities                                  67,646
                                                                  ------------
     Total liabilities                                                 105,473
                                                                  ------------
NET ASSETS                                                        $128,333,706
                                                                  ------------
                                                                  ------------
NET ASSETS CONSIST OF:
Paid in capital                                                   $125,153,925
Undistributed net investment income (loss)                             106,614
Accumulated net realized loss on investments                          (588,534)
Net unrealized appreciation of investments                           3,661,701
                                                                  ------------
NET ASSETS                                                        $128,333,706
                                                                  ------------
                                                                  ------------
RETAIL CLASS:
Net assets applicable to outstanding Retail Class shares          $  9,660,380
Shares issued (Unlimited number of beneficial
  interest authorized, $0.001 par value)                               749,359
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE    $      12.89

CLASS C:
Net assets applicable to outstanding Class C shares               $  3,318,114
Shares issued (Unlimited number of beneficial
  interest authorized, $0.001 par value)                               257,666
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE    $      12.88

CLASS I:
Net assets applicable to outstanding Class I shares               $115,355,212
Shares issued (Unlimited number of beneficial
  interest authorized, $0.001 par value)                             8,948,356
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE    $      12.89

                     See notes to the financial statements.

                        CULLEN HIGH DIVIDEND EQUITY FUND

                            STATEMENT OF OPERATIONS
                 SIX MONTHS ENDED DECEMBER 31, 2005 (UNAUDITED)

INVESTMENT INCOME:
Dividends (net of foreign taxes withheld of $28,905)                $1,413,265
Interest                                                               166,089
                                                                    ----------
     Total investment income                                         1,579,354
                                                                    ----------
EXPENSES:
Investment advisory fees (Note 5)                                      430,264
Administration fees                                                     46,013
Shareholder servicing fees                                              38,372
Fund accounting fees                                                    17,681
Distribution fees (Note 6)
     Distribution fees - Retail Class                                    9,591
     Distribution fees - Class C                                        15,270
Registration and filing fees                                            26,140
Custody fees                                                            11,647
Professional fees                                                       14,669
Shareholder reports                                                      3,781
Insurance expense                                                        7,837
Trustees' fees and expenses                                              2,269
Other expenses                                                           1,008
                                                                    ----------
Total expenses before reimbursement from Adviser                       624,542
Expense reimbursement from Adviser                                    (276,983)
                                                                    ----------
     Net expenses                                                      347,559
                                                                    ----------
NET INVESTMENT INCOME                                                1,231,795
                                                                    ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain (loss) on:
          Investments                                                 (475,810)
          Written option contracts                                      13,523
                                                                    ----------
               Net realized loss                                      (462,287)
                                                                    ----------
     Net change in unrealized appreciation on:
          Investments                                                3,275,762
          Written option contracts                                       1,925
                                                                    ----------
               Net change in unrealized appreciation                 3,277,687
                                                                    ----------
     NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                 2,815,400
                                                                    ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $4,047,195
                                                                    ----------
                                                                    ----------

                     See notes to the financial statements.

                        CULLEN HIGH DIVIDEND EQUITY FUND

                       STATEMENT OF CHANGES IN NET ASSETS

                                                               SIX MONTHS
                                                                  ENDED                             AUGUST 1,
                                                              DECEMBER 31,       YEAR ENDED       2003(1)<F1> TO
                                                                  2005            JUNE 30,           JUNE 30,
                                                               (UNAUDITED)          2005               2004
                                                              ------------       ----------       --------------
OPERATIONS:
Net investment income                                          $  1,231,795      $   511,377        $   21,732
Net realized gain (loss) on investments                            (462,287)         (29,322)           15,221
Net change in unrealized appreciation of investments              3,277,687          317,414            66,600
                                                               ------------      -----------        ----------
     Net increase in net assets resulting from operations         4,047,195          799,469           103,553
                                                               ------------      -----------        ----------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold
     Retail Class shares                                          3,632,809        4,741,176         1,682,494
     Class C shares(2)<F2>                                          309,766        2,901,094                --
     Class I shares(2)<F2>                                       80,809,669       37,569,556                --
Proceeds from shares issued to holders
  in reinvestment of dividends
     Retail Class shares                                             87,627           98,796             3,335
     Class C shares(2)<F2>                                           22,410           28,644                --
     Class I shares(2)<F2>                                          175,487          174,716                --
Cost of shares redeemed
     Retail Class shares                                           (849,968)        (370,322)           (8,259)
     Class C shares(2)<F2>                                         (133,041)          (3,284)               --
     Class I shares(2)<F2>                                       (4,279,963)      (1,438,670)               --
                                                               ------------      -----------        ----------
     Net increase in net assets from
       capital share transactions                                79,774,796       43,701,706         1,677,570
                                                               ------------      -----------        ----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
     Retail Class                                                   (83,913)         (73,597)          (20,648)
     Class C                                                        (20,521)         (24,100)               --
     Class I                                                     (1,033,673)        (399,984)               --
Net realized gains
     Retail Class                                                    (5,769)          (9,018)               --
     Class C                                                         (1,980)          (4,654)               --
     Class I                                                        (67,160)         (25,566)               --
                                                               ------------      -----------        ----------
     Total distributions                                         (1,213,016)        (536,919)          (20,648)
                                                               ------------      -----------        ----------
TOTAL INCREASE IN NET ASSETS                                     82,608,975       43,964,256         1,760,475

NET ASSETS:
Beginning of period                                              45,724,731        1,760,475                --
                                                               ------------      -----------        ----------
End of period (includes $106,614, $12,926 and $959
  of undistributed net investment income, respectively)        $128,333,706      $45,724,731        $1,760,475
                                                               ------------      -----------        ----------
                                                               ------------      -----------        ----------

(1)<F1>   Commencement of operations.
(2)<F2> Commencement of operations for Class C and Class I shares was October 7, 2004.

                     See notes to the financial statements.

                        CULLEN HIGH DIVIDEND EQUITY FUND

                              FINANCIAL HIGHLIGHTS

                                                                 SIX MONTHS ENDED
                                                                 DECEMBER 31, 2005
                                                                    (UNAUDITED)
                                                      ---------------------------------------
                                                      RETAIL CLASS     CLASS C        CLASS I
                                                      ------------     -------        -------
NET ASSET VALUE - BEGINNING OF PERIOD                    $12.43         $12.41         $12.42
                                                         ------         ------         ------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                                   0.14           0.11           0.17
   Net realized and unrealized
     gain (loss) on investments                            0.46           0.45           0.46
                                                         ------         ------         ------
        Total from investment operations                   0.60           0.56           0.63
                                                         ------         ------         ------
LESS DISTRIBUTIONS:
   Dividends from net investment income                   (0.13)         (0.08)         (0.15)
   Distribution of net realized gains                     (0.01)         (0.01)         (0.01)
                                                         ------         ------         ------
        Total distributions                               (0.14)         (0.09)         (0.16)
                                                         ------         ------         ------
NET ASSET VALUE - END OF PERIOD                          $12.89         $12.88         $12.89
                                                         ------         ------         ------
                                                         ------         ------         ------
TOTAL RETURN                                              4.84%(3)<F5>   4.54%(3)<F5>   5.04%(3)<F5>

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                    $9,660         $3,318       $115,355
Ratio of expenses to average net assets:
   Before expense reimbursement                           1.64%(4)<F6>   2.39%(4)<F6>   1.39%(4)<F6>
   After expense reimbursement                            1.00%(4)<F6>   1.75%(4)<F6>   0.75%(4)<F6>
Ratio of net investment income
  to average net assets:
   Before expense reimbursement                           2.02%(4)<F6>   1.27%(4)<F6>   2.27%(4)<F6>
   After expense reimbursement                            2.66%(4)<F6>   1.91%(4)<F6>   2.91%(4)<F6>
Portfolio turnover rate                                   8.54%(3)<F5>   8.54%(3)<F5>   8.54%(3)<F5>

                     See notes to the financial statements.

                        CULLEN HIGH DIVIDEND EQUITY FUND

                              FINANCIAL HIGHLIGHTS

                                                                      YEAR ENDED                    AUGUST 1, 2003(2)<F4>
                                                                 JUNE 30, 2005(1)<F3>                  TO JUNE 30, 2004
                                                      ------------------------------------------    ---------------------
                                                      RETAIL CLASS      CLASS C          CLASS I         RETAIL CLASS
                                                      ------------      -------          -------         ------------
NET ASSET VALUE - BEGINNING OF PERIOD                    $11.45          $11.87          $11.87             $10.00
                                                         ------          ------          ------             ------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                                   0.23            0.20            0.18               0.27
   Net realized and unrealized
     gain (loss) on investments                            0.95            0.49            0.59               1.33
                                                         ------          ------          ------             ------
        Total from investment operations                   1.18            0.69            0.77               1.60
                                                         ------          ------          ------             ------
LESS DISTRIBUTIONS:
   Dividends from net investment income                   (0.17)          (0.12)          (0.19)             (0.15)
   Distribution of net realized gains                     (0.03)          (0.03)          (0.03)                --
                                                         ------          ------          ------             ------
        Total distributions                               (0.20)          (0.15)          (0.22)             (0.15)
                                                         ------          ------          ------             ------
NET ASSET VALUE - END OF PERIOD                          $12.43          $12.41          $12.42             $11.45
                                                         ------          ------          ------             ------
                                                         ------          ------          ------             ------
TOTAL RETURN                                             10.27%           5.79%(3)<F5>    6.48%(3)<F5>      15.98%(3)<F5>

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                    $6,463          $3,007         $36,254             $1,760
Ratio of expenses to average net assets:
   Before expense reimbursement                           3.27%           3.03%(4)<F6>    1.97%(4)<F6>      16.27%(4)<F6>
   After expense reimbursement                            1.06%(5)<F7>    1.74%(4)<F6>    0.75%(4)<F6>       1.50%(4)<F6>
Ratio of net investment income
  to average net assets:
   Before expense reimbursement                           1.08%           2.12%(4)<F6>    2.19%(4)<F6>    (12.41)%(4)<F6>
   After expense reimbursement                            3.29%           3.41%(4)<F6>    3.41%(4)<F6>       2.36%(4)<F6>
Portfolio turnover rate                                  35.01%          35.01%(3)<F5>   35.01%(3)<F5>      29.37%(3)<F5>

(1)<F3> Commencement of operations for Class C and Class I Shares was October 7, 2004.
(2)<F4>   Commencement of operations.
(3)<F5>   Not Annualized.
(4)<F6>   Annualized.
(5)<F7> Effective October 7, 2004, the Advisor contractually agreed to lower the net annual operating expense ratio from 1.50% to 1.00% through October 31, 2006.

                     See notes to the financial statements.

                        CULLEN HIGH DIVIDEND EQUITY FUND

                            SCHEDULE OF INVESTMENTS
                      AS OF DECEMBER 31, 2005 (UNAUDITED)

                                                         SHARES       VALUE
                                                         ------       -----

COMMON STOCKS 86.2%

AEROSPACE & DEFENSE 1.2%
Raytheon Co.                                             37,000   $  1,485,550
                                                                  ------------

BEVERAGES 3.0%
Diageo PLC - ADR (a)<F8>                                 65,800      3,836,140
                                                                  ------------

CAPITAL MARKETS 5.7%
Allied Capital Corp.                                    115,650      3,396,640
UBS AG (a)<F8>                                           40,600      3,863,090
                                                                  ------------
                                                                     7,259,730
                                                                  ------------

CHEMICALS 3.1%
The Dow Chemical Co.                                     32,150      1,408,813
PPG Industries, Inc.                                     44,600      2,582,340
                                                                  ------------
                                                                     3,991,153
                                                                  ------------

COMMERCIAL BANKS 13.3%
Australia & New Zealand
  Banking Group Ltd. - ADR (a)<F8>                       43,100      3,794,093
Bank of America Corp.                                    77,500      3,576,625
Barclays PLC - ADR (a)<F8>                               11,350        477,608
Compass Bancshares, Inc.                                 58,550      2,827,380
Regions Financial Corp.                                 117,600      4,017,216
Wachovia Corp.                                           45,900      2,426,274
                                                                  ------------
                                                                    17,119,196
                                                                  ------------

CONSTRUCTION MATERIALS 3.2%
Cemex SA de CV - ADR (a)<F8>                             69,250      4,108,603
                                                                  ------------

DIVERSIFIED FINANCIAL SERVICES 9.3%
Alliance Capital Management Holding LP                   66,000      3,728,340
Citigroup, Inc.                                          85,150      4,132,329
J.P. Morgan Chase & Co.                                 102,000      4,048,380
                                                                  ------------
                                                                    11,909,049
                                                                  ------------
DIVERSIFIED TELECOMMUNICATION SERVICES 4.8%
BellSouth Corp.                                         117,750      3,191,025
Verizon Communications, Inc.                             97,000      2,921,640
                                                                  ------------
                                                                     6,112,665
                                                                  ------------

ELECTRIC UTILITIES 5.6%
Pinnacle West Capital Corp.                              90,000      3,721,500
TECO Energy, Inc.                                       204,200      3,508,156
                                                                  ------------
                                                                     7,229,656
                                                                  ------------
FOOD PRODUCTS 5.2%
H.J. Heinz Co.                                           86,000      2,899,920
Sara Lee Corp.                                           40,550        766,395
Unilever NV - ADR (a)<F8>                                44,700      3,068,655
                                                                  ------------
                                                                     6,734,970
                                                                  ------------

METALS & MINING 2.4%
Anglo American PLC - ADR (a)<F8>                         90,580      3,150,372
                                                                  ------------

NATIONAL COMMERCIAL BANKS 1.3%
National Bank of Canada (a)<F8>                          32,050      1,663,087
                                                                  ------------

OIL & GAS 7.1%
Chevron Corp.                                            32,500      1,845,025
ConocoPhillips                                           21,950      1,277,051
PetroChina Co Ltd. - ADR (a)<F8>                         27,400      2,245,704
Petroleo Brasileiro SA - ADR (a)<F8>                     50,000      3,563,500
Total SA - ADR (a)<F8>                                    1,250        158,000
                                                                  ------------
                                                                     9,089,280
                                                                  ------------

PAPER & FOREST PRODUCTS 1.9%
Weyerhaeuser Co.                                         37,000      2,454,580
                                                                  ------------

PHARMACEUTICALS 8.5%
GlaxoSmithKline PLC - ADR (a)<F8>                        82,200      4,149,456
Pfizer, Inc.                                            157,300      3,668,236
Schering-Plough Corp.                                   150,000      3,127,500
                                                                  ------------
                                                                    10,945,192
                                                                  ------------

REAL ESTATE 5.8%
BRE Properties - Class A                                 54,000      2,455,920
Equity Residential                                       36,050      1,410,276
Health Care Property Investors, Inc.                     58,800      1,502,928
Healthcare Realty Trust, Inc.                            60,300      2,006,181
                                                                  ------------
                                                                     7,375,305
                                                                  ------------

SANITARY PAPER PRODUCTS 0.4%
Kimberly-Clark de Mexico SA de CV - ADR (a)<F8>          26,850        479,571
                                                                  ------------

TELEPHONE COMMUNICATIONS 1.7%
Telecom Corp of New Zealand Ltd - ADR (a)<F8>            67,550      2,207,534
                                                                  ------------

TOBACCO 2.7%
Altria Group, Inc.                                       45,600      3,407,232
                                                                  ------------
Total Common Stock
  (cost $105,971,577)                                              110,558,865
                                                                  ------------

CONVERTIBLE PREFERRED STOCK 2.1%
Ford Motor Co. Capital Trust II (b)<F9>
  (cost $3,646,990)                                      98,600      2,721,360
                                                                  ------------

                                                  PRINCIPAL AMOUNT
                                                  ----------------

SHORT-TERM INVESTMENTS 10.6%

U.S. TREASURIES 10.0%
U.S. Treasury Bill, 3.5900%, due 01-05-2006          $  841,000        840,665
U.S. Treasury Bill, 3.6300%, due 01-12-2006           4,697,000      4,691,915
U.S. Treasury Bill, 3.4300%, due 01-19-2006           4,230,000      4,222,841
U.S. Treasury Bill, 3.5500%, due 01-26-2006           3,134,000      3,127,082
                                                                  ------------
                                                                    12,882,503
                                                                  ------------

VARIABLE RATE DEMAND NOTES*<F10> 0.6%
American Family Demand Note, 4.0250%                    110,000        110,000
Wisconsin Corporate Central Credit Union, 3.0500%       667,240        667,240
                                                                  ------------
                                                                       777,240
                                                                  ------------
Total Short-Term Investments
  (cost $13,659,743)                                                13,659,743
                                                                  ------------
TOTAL INVESTMENTS 98.9%
  (cost $123,278,310)                                              126,939,968
Other assets, less liabilities 1.1%                                  1,393,738
                                                                  ------------
TOTAL NET ASSETS 100.0%                                           $128,333,706
                                                                  ------------
                                                                  ------------

(a)<F8>   Foreign Issued Security
(b)<F9>   Preferred Security
ADR American Depository Receipts
*<F10> Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates shown are as of December 31, 2005.

                     See notes to the financial statements.

                        CULLEN HIGH DIVIDEND EQUITY FUND

                         NOTES TO FINANCIAL STATEMENTS
                         DECEMBER 31, 2005 (UNAUDITED)

1.   ORGANIZATION

The Cullen Funds Trust (the "Trust") is an open-end management investment company created as a Delaware business trust on March 25, 2000 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently offers two series of shares to investors, the Cullen High Dividend Equity Fund (the "Fund") and the Cullen International High Dividend Fund. The investment objective of the Fund is long-term capital appreciation and current income. The Fund's Retail Class commenced operations on August 1, 2003. The Fund's Class C and Class I shares commenced operations on October 7, 2004.

The Fund offers Retail, C and I Class Shares. Each class of shares differs principally in its respective administration, transfer agent, and distribution expenses and sales charges, if any. Each class of shares has identical rights to earnings, assets, and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes.

2.   SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States.

a) Valuation of Securities - Securities that are primarily traded on a national or foreign securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the National Association of Securities Dealers Automated Quotation ("NASDAQ") National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price ("NOCP"). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee of the Fund Board of Trustees under supervision of the full Board. Debt securities maturing within 60 days or less when purchased are valued by the amortized cost method, which approximates market value.

b) Distributions to Shareholders - Dividends from net investment income, if any, are declared and paid monthly for the Fund. Dividends from realized capital gains, if any, are declared and paid at least annually. The Fund may periodically make reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States. These principles require that permanent financial reporting and tax differences be reclassified in the capital accounts.

c) Federal Income Taxes - The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is recorded.

d) Derivative Financial Instruments and Other Investment Strategies - The Fund may engage in various portfolio strategies, to the extent that they are consistent with the Fund's investment objectives and limitations, to attempt to hedge against changes in net asset value or to attempt to realize a greater current return. The use of these instruments involves certain risks, including the possibility that the value of the underlying assets or indices fluctuate, the derivative becomes illiquid, imperfect correlation between the value of the derivative and the underlying assets or indices, or that the counterparty fails to perform its obligations when due.

e) Options Transactions - For hedging purposes and in order to generate additional income, the Fund may write (or sell) call options on a covered basis. Premiums received on the sale of such options are expected to enhance the income of the Fund.

     When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options which expire unexercised are recorded by the Fund on the expiration date as realized gains from option transactions. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund relating to actions or omissions has realized a gain or loss. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written by the Fund could result in the Fund selling a security at a price different from the current market price.

f) Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

g) Guarantees and Indemnification - In the normal course of business the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, however, the Fund expects the risk of loss to be remote.

h) Other - Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds on a high cost basis. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund and interest income is recognized on an accrual basis. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its respective shares outstanding.

3.   CAPITAL SHARE TRANSACTIONS

Share transactions were as follows:

                                            CULLEN HIGH DIVIDEND EQUITY FUND

                                RETAIL CLASS            CLASS C                  CLASS I
                                 YEAR ENDED           PERIOD ENDED             PERIOD ENDED
                                JUNE 30, 2005    JUNE 30, 2005(1)<F11>    JUNE 30, 2005(1)<F11>
                                -------------    ---------------------    ---------------------
Shares sold                        388,399              240,245                  3,018,786
Shares reinvested                    8,049                2,299                     14,026
Shares redeemed                    (29,979)                (262)                  (114,572)
                                   -------              -------                  ---------
Net increase                       366,469              242,282                  2,918,240
Shares outstanding:
   Beginning of period             153,700                   --                         --
                                   -------              -------                  ---------
   End of period                   520,169              242,282                  2,918,240
                                   -------              -------                  ---------
                                   -------              -------                  ---------

(1)<F11> Commencement of operations for Class C and Class I shares was October 7, 2004.

                                RETAIL CLASS              CLASS C                CLASS I
                              SIX MONTHS ENDED       SIX MONTHS ENDED        SIX MONTHS ENDED
                              DECEMBER 31, 2005      DECEMBER 31, 2005      DECEMBER 31, 2005
                              -----------------      -----------------      -----------------
Shares sold                        288,541                 24,283                6,349,173
Shares reinvested                    6,787                  1,739                   13,597
Shares redeemed                    (66,138)               (10,638)                (332,654)
                                   -------                -------                ---------
Net increase                       229,190                 15,384                6,030,116
Shares outstanding:
   Beginning of period             520,169                242,282                2,918,240
                                   -------                -------                ---------
   End of period                   749,359                257,666                8,948,356
                                   -------                -------                ---------
                                   -------                -------                ---------

4.   INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term investments, for the six months ended December 31, 2005 were as follows:

                        CULLEN HIGH DIVIDEND EQUITY FUND

              PURCHASES                             SALES
     ---------------------------         ---------------------------
     U.S. GOVERNMENT       OTHER         U.S. GOVERNMENT       OTHER
     ---------------       -----         ---------------       -----
           $--          $77,681,854            $--           $6,627,584

As of June 30, 2005, the funds most recent fiscal year end, the components of accumulated earnings (losses) on a tax basis were as follows:

Cost of investments (a)<F12>                               $44,600,475
                                                           -----------
                                                           -----------
Gross unrealized appreciation                              $ 1,587,539
Gross unrealized depreciation                               (1,267,109)
                                                           -----------
Net unrealized appreciation                                $   320,430
                                                           -----------
                                                           -----------
Undistributed ordinary income                                   77,490
Undistributed long-term capital gain                             1,289
                                                           -----------
Total distributable earnings                                    78,779
Other accumulated gains (losses)                               (53,607)
                                                           -----------
Total accumulated earnings (losses)                        $    25,172
                                                           -----------
                                                           -----------

(a)<F12> Represents cost for federal income tax purposes and differs from the cost for financial reporting purposes primarily due to wash sale adjustments and investments in real estate investment trusts.

The tax composition of dividends during the six months ended December 31, 2005 and the year ended June 30, 2005 was as follows:

                               DECEMBER 31, 2005         JUNE 30, 2005
                               -----------------         -------------
Ordinary Income                    $1,211,659              $533,573
Long-Term Capital Gain                  1,357                 3,346

5.   INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Trust has an agreement with Cullen Capital Management LLC (the "Adviser"), with which certain officers and trustees of the Fund are affiliated, to furnish investment advisory services to the Fund. Under the terms of the agreement, the Fund will compensate the Adviser for its management services at the annual rate of 1.00% of the Fund's average daily net assets. Through October 31, 2006, the Adviser has agreed to waive its fees and absorb expenses to the extent that the Fund's total annual operating expenses (excluding taxes) exceed 1.00% of the Fund's net assets for Retail Shares, 1.75% for Class C Shares and 0.75% for Class I Shares. For a period of three years after the year in which the Adviser waives or reimburses expenses, the Adviser may seek reimbursement from the Fund to the extent that total annual Fund operating expenses are less than the expense limitation in effect at the time of the waiver or reimbursement. The Adviser waived or reimbursed expenses of $276,983 associated with the Fund for the six months ended December 31, 2005.

As of December 31, 2005, reimbursed/absorbed expenses for the Fund subject to potential recovery by year of expiration are as follows:

          Year of Expiration              Amount
          ------------------              ------
          June 30, 2007                  $144,555
          June 30, 2008                  $224,826
          June 30, 2009                  $276,983

U.S. Bancorp Fund Services, LLC serves as transfer agent, administrator and accounting services agent for the Trust. U.S. Bank, N.A. serves as custodian for the Trust.

6.   DISTRIBUTION PLAN

The Fund has adopted a Service and Distribution Plan (the "Plan") pursuant to
Rule   12b-1 under the 1940 Act.  The Plan authorizes payments by the Fund in connection with the distribution of its shares at an annual rate, as determined from time to time by the Board of Trustees, of up to 0.25% of average daily net assets for the Fund's Retail Class shares. The Fund's Class C shares allow for up to 1.00% of average daily net assets, of which 0.75% may be paid as a distribution fee and 0.25% for certain shareholder services to shareholders. Amounts paid under the Plan by the Fund may be spent by the Fund on any activities or expenses primarily intended to result in the sale of shares of the Fund. This may include, but is not limited to, advertising, compensation for sales and marketing activities of financial institutions and others such as dealers and distributors, shareholder account servicing, the printing and mailing of prospectuses to other than current shareholders and the printing and mailing of sales literature. The Fund incurred $9,591 for the Retail Class shares and $15,270 for Class C shares pursuant to the Plan for the period ended December 31, 2005.

7.   OPTION CONTRACTS WRITTEN

For the Cullen High Dividend Equity Fund, the premium amount and number of option contracts written during the six months ended December 31, 2005 were as follows:

                                                  Premium          Number
                                                  Amount        of Contracts
                                                  -------       ------------
Options outstanding at June 30, 2005             $ 55,290           452
Options written                                        --            --
Options closed                                         --            --
Options exercised                                 (41,767)         (297)
Options expired                                   (13,523)         (155)
                                                 --------          ----
Options outstanding at December 31, 2005               --            --
                                                 --------          ----
                                                 --------          ----

8.   FEDERAL TAX INFORMATION (UNAUDITED)

The Fund has designated 85.59% of the dividends declared from net investment income during the year ended June 30, 2005 as qualified dividend income under the Jobs Growth and Tax Reconciliation Act of 2003.

For the year ended June 30, 2005, 55.30% of the ordinary distributions paid by the Fund qualify for the dividend received deduction available to corporate shareholders.

                        CULLEN HIGH DIVIDEND EQUITY FUND

                                EXPENSE EXAMPLE
                         DECEMBER 31, 2005 (UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each of the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2005 to December 31, 2005.

ACTUAL EXPENSES

The first set of lines of the tables below provide information about actual account values and actual expenses. Although the Fund charges no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds' transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds' transfer agent. IRA accounts will be charged a $15.00 annual maintenance fee. The examples below include, but are not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees. However, the examples below do not include portfolio trading commissions and related expenses, interest expense or dividends on short position taken by the Fund and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information within these lines, together with the amount you invested, to estimate the expenses that you paid over the six-month period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second set of lines within the tables below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund's and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                             Beginning             Ending               Expenses Paid
                                           Account Value       Account Value        During Period(1)<F13>
                                               7/1/05             12/31/05            7/1/05 - 12/31/05
                                           -------------       -------------        ---------------------
ACTUAL
High Dividend Equity Fund
   Retail Class                              $1,000.00           $1,048.40                  $5.16
   Class C                                   $1,000.00           $1,045.40                  $9.02
   Class I                                   $1,000.00           $1,050.40                  $3.88

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
High Dividend Equity Fund
   Retail Class                              $1,000.00           $1,020.16                  $5.09
   Class C                                   $1,000.00           $1,016.38                  $8.89
   Class I                                   $1,000.00           $1,021.42                  $3.82

(1)<F13> Expenses are equal to the High Dividend Equity Fund's Retail Class, Class C and Class I expense ratios of 1.00%, 1.75% and 0.75%, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent half-year/365 days (to reflect one half-year period).

            TOP 10 INDUSTRIES - AS OF DECEMBER 31, 2005 (UNAUDITED)

               Commercial Banks                               13%
               Diversified Financial Services                  9%
               Pharmaceuticals                                 9%
               Oil & Gas                                       7%
               Real Estate                                     6%
               Capital Markets                                 6%
               Electric Utilities                              6%
               Food Products                                   5%
               Diversified Telecommunication Services          5%
               Construction Materials                          3%

Percentages are based upon net assets.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report may be distributed to others only if preceded or accompanied by a current prospectus. The Fund is distributed by Quasar Distributors, LLC, a member of the NASD.

HOW TO OBTAIN A COPY OF THE FUNDS' PROXY VOTING POLICY

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge upon request by calling 1-877-485-8586; (2) at www.cullenfunds.com; and (3) on the U.S. Securities and Exchange Commission's website at www.sec.gov. The Fund's proxy voting record is available on the SEC's website at www.sec.gov no later than August 31 for the prior 12 months ended June 30.

QUARTERLY FILINGS ON FORM N-Q

Beginning with the quarter ending September 30, 2004 the Fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q will be available on the SEC's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Information included in the Fund's N-Q will also be available upon request by calling 1-877-485-8586.

                               INVESTMENT ADVISER
                         Cullen Capital Management LLC
                               New York, New York

                                  DISTRIBUTOR
                            Quasar Distributors, LLC
                              Milwaukee, Wisconsin

                             INDEPENDENT REGISTERED
                             PUBLIC ACCOUNTING FIRM
                           PricewaterhouseCoopers LLP
                              Milwaukee, Wisconsin

                                 LEGAL COUNSEL
                               Sidley Austin LLP
                               Chicago, Illinois

                         ADMINISTRATOR, TRANSFER AGENT,
                              AND FUND ACCOUNTANT
                        U.S. Bancorp Fund Services, LLC
                              Milwaukee, Wisconsin

                                   CUSTODIAN
                                U.S. Bank, N.A.
                                Cincinnati, Ohio

                               Cullen Funds Trust

                    Cullen International High Dividend Fund

                               SEMI-ANNUAL REPORT

                               December 31, 2005

                     CULLEN INTERNATIONAL HIGH DIVIDEND FUND

                      STATEMENTS OF ASSETS AND LIABILITIES
                      AS OF DECEMBER 31, 2005 (UNAUDITED)

ASSETS:
Investments, at value (cost of $681,989)                              $677,535
Cash                                                                   196,612
Dividends and interest receivable                                        2,691
Receivable from Adviser                                                 15,254
                                                                      --------
     Total assets                                                      892,092
                                                                      --------
LIABILITIES:
Payable for fund shares purchased                                       68,301
Accrued expenses and other liabilities                                  15,545
                                                                      --------
     Total liabilities                                                  83,846
                                                                      --------
NET ASSETS                                                            $808,246
                                                                      --------
                                                                      --------
NET ASSETS CONSIST OF:
Paid in capital                                                       $810,300
Undistributed net investment income                                      2,400
Net unrealized depreciation of investments                              (4,454)
                                                                      --------
NET ASSETS                                                            $808,246
                                                                      --------
                                                                      --------
RETAIL CLASS:
Net assets applicable to outstanding Retail Class shares              $ 25,912
Shares issued (Unlimited number of beneficial
  interest authorized, $0.001 par value)                                 2,595
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE        $   9.99

CLASS C:
Net assets applicable to outstanding Class C shares                   $    998
Shares issued (Unlimited number of beneficial
  interest authorized, $0.001 par value)                                   100
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE        $   9.98

CLASS I:
Net assets applicable to outstanding Class I shares                   $781,336
Shares issued (Unlimited number of beneficial
  interest authorized, $0.001 par value)                                78,298
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE        $   9.98

                     See notes to the financial statements.

                     CULLEN INTERNATIONAL HIGH DIVIDEND FUND

                            STATEMENT OF OPERATIONS
                   PERIOD ENDED DECEMBER 31, 2005 (UNAUDITED)

INVESTMENT INCOME:
Dividends (net of foreign taxes withheld of $402)                     $  2,691
                                                                      --------
     Total investment income                                             2,691
                                                                      --------
EXPENSES:
Registration and filing fees                                             3,567
Administration fees                                                      3,288
Fund accounting fees                                                     2,345
Professional fees                                                        2,328
Shareholder servicing fees                                               1,867
Custody fees                                                               964
Shareholder reports                                                        571
Insurance expense                                                          329
Investment advisory fees (Note 5)                                          291
Trustees' fees and expenses                                                197
Other expenses                                                              88
                                                                      --------
Total expenses before reimbursement from Adviser                        15,835
Expense reimbursement from Adviser                                     (15,544)
                                                                      --------
     Net expenses                                                          291
                                                                      --------
NET INVESTMENT INCOME                                                    2,400
                                                                      --------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net change in unrealized depreciation on:
          Investments                                                   (4,454)
                                                                      --------
     NET REALIZED AND UNREALIZED DEPRECIATION
       GAIN (LOSS) ON INVESTMENTS                                       (4,454)
                                                                      --------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $ (2,054)
                                                                      --------
                                                                      --------

                     See notes to the financial statements.

                     CULLEN INTERNATIONAL HIGH DIVIDEND FUND

                       STATEMENT OF CHANGES IN NET ASSETS

                                                   DECEMBER 15, 2005(1)<F14> TO
                                                        DECEMBER 31, 2005
                                                           (UNAUDITED)
                                                   ----------------------------
OPERATIONS:
Net investment income                                       $  2,400
Net change in unrealized depreciation of investments          (4,454)
                                                            --------
     Net decrease in net assets resulting from operations     (2,054)
                                                            --------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold
     Retail Class shares                                      25,997
     Class C shares                                              997
     Class I shares                                          783,306
Cost of shares redeemed
     Retail Class shares                                          --
     Class C shares                                               --
     Class I shares                                               --
                                                            --------
     Net increase in net assets from
       capital share transactions                            810,300
                                                            --------
TOTAL INCREASE IN NET ASSETS                                 808,246
NET ASSETS:
Beginning of period                                               --
                                                            --------
End of period (includes $2,400 of
  undistributed net investment income)                      $808,246
                                                            --------
                                                            --------

(1)<F14>   Commencement of operations.

                     See notes to the financial statements.

                     CULLEN INTERNATIONAL HIGH DIVIDEND FUND

                              FINANCIAL HIGHLIGHTS

                                                           DECEMBER 15, 2005(1)<F15> TO
                                                              12/31/2005 (UNAUDITED)
                                                 -------------------------------------------------
                                                 RETAIL CLASS          CLASS C             CLASS I
                                                 ------------          -------             -------
NET ASSET VALUE - BEGINNING OF PERIOD               $10.00              $10.00              $10.00
                                                    ------              ------              ------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                                --                0.02                0.03
   Net realized and unrealized
     gain (loss) on investments                      (0.01)              (0.04)              (0.05)
                                                    ------              ------              ------
       Total from investment operations              (0.01)              (0.02)              (0.02)
                                                    ------              ------              ------
NET ASSET VALUE - END OF PERIOD                     $ 9.99              $ 9.98              $ 9.98
                                                    ------              ------              ------
                                                    ------              ------              ------
TOTAL RETURN                                       (0.10)%(2)<F16>     (0.20)%(2)<F16>     (0.20)%(2)<F16>

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                  $26                  $1                $781
Ratio of expenses to average net assets:
   Before expense reimbursement                     47.76%(3)<F17>      48.51%(3)<F17>      54.44%(3)<F17>
   After expense reimbursement                       1.25%(3)<F17>       2.00%(3)<F17>       1.00%(3)<F17>
Ratio of net investment income
  to average net assets:
   Before expense reimbursement                   (38.86)%(3)<F17>    (39.61)%(3)<F17>    (45.19)%(3)<F17>
   After expense reimbursement                       7.65%(3)<F17>       6.90%(3)<F17>       8.25%(3)<F17>
Portfolio turnover rate                              0.00%(2)<F16>       0.00%(2)<F16>       0.00%(2)<F16>

(1)<F15>   Commencement of operations.
(2)<F16>   Not Annualized
(3)<F17>   Annualized

                     See notes to the financial statements.

                     CULLEN INTERNATIONAL HIGH DIVIDEND FUND

                            SCHEDULE OF INVESTMENTS
                      AS OF DECEMBER 31, 2005 (UNAUDITED)

                                                        SHARES         VALUE
                                                        ------         -----

COMMON STOCKS 83.8%

AUSTRALIA 4.2%
Australia & New Zealand Banking Group Ltd. - ADR           180        $ 15,846
Qantas Airways                                           3,500          10,366
St. George Bank Ltd.                                       350           7,610
                                                                      --------
                                                                        33,822
                                                                      --------

BERMUDA 1.2%
Tsakos Energy  Navigation Ltd.                             260           9,534
                                                                      --------

BRAZIL 13.3%
Banco Bradesco SA - ADR                                    640          18,656
Cia Energetica de Minas Gerais - ADR                       520          19,167
Cia Siderurgica Nacional SA - ADR                          920          19,688
Cia Vale do Rio Doce - ADR                                 570          23,450
Petroleo Brasileiro SA - ADR                               140           9,978
Sadia SA - ADR                                             560          16,352
                                                                      --------
                                                                       107,291
                                                                      --------

BRITISH VIRGIN ISLANDS 1.3%
NAM TAI Electronics, Inc.                                  450          10,125
                                                                      --------

CANADA 10.9%
Calloway Real Estate Investment Trust                      780          15,930
Enerplus Resources Fund                                    300          14,394
Fording Canadian Coal Trust                                520          17,976
Pengrowth Energy Trust                                     530          12,471
Primaris Real Estate Investment Trust                      530           7,450
Timberwest Forest Corp.                                    750           9,936
TransCanada Corp.                                          320          10,074
                                                                      --------
                                                                        88,231
                                                                      --------

CHINA 0.9%
PetroChina Co Ltd. - ADR                                    90           7,376
                                                                      --------

EGYPT 1.3%
Orascom Telecom SAE - ADR                                  200          10,509
                                                                      --------

FINLAND 1.9%
Nokia OYJ - ADR                                            840          15,372
                                                                      --------

HUNGARY 2.4%
Magyar Telekom Ltd - ADR                                   880          19,386
                                                                      --------

INDIA 1.9%
ICICI Bank Ltd. - ADR                                      540          15,552
                                                                      --------

ITALY 1.9%
Enel SpA - ADR                                             120           4,718
Unicredito Italiano SpA                                  1,500          10,335
                                                                      --------
                                                                        15,053
                                                                      --------

MEXICO 5.3%
Cemex SA de CV - ADR                                       330          19,579
Gruma SA De CV - ADR                                     1,200          15,816
Kimberly-Clark de Mexico SA de CV - ADR                    420           7,502
                                                                      --------
                                                                        42,897
                                                                      --------

NETHERLANDS 6.3%
ABN AMRO Holding NV - ADR                                  750          19,605
ING Groep NV - ADR                                         440          15,321
Unilever NV - ADR                                          230          15,790
                                                                      --------
                                                                        50,716
                                                                      --------

NEW ZEALAND 1.2%
Telecom Corp of New Zealand Ltd - ADR                      310          10,131
                                                                      --------

NORWAY 1.2%
Telenor ASA                                              1,000           9,816
                                                                      --------

POLAND 0.9%
Polski Koncern Naftowy Orientl - ADR                       200           7,699
                                                                      --------

SINGAPORE 4.6%
Ascendas Real Estate Investment Trust                    6,000           7,037
Parkway Holdings                                        10,000          12,691
Singapore Telecommunications (a)<F18>                    6,500          10,204
Tat Hong Holdings                                       18,000           7,253
                                                                      --------
                                                                        37,185
                                                                      --------

SOUTH AFRICA 2.5%
African Bank Inv                                         2,000           7,744
Samsung Electronics Ltd - ADR (a)<F18>(b)<F19>              50          12,143
  (Acquired 12/20/05, Cost $11,559)                                   --------
                                                                        19,887
                                                                      --------

SOUTH KOREA 7.6%
Kookmin Bank - ADR (b)<F19>                                270          20,172
  (Acquired 12/22/05, Cost $10,313)
Korea Electric Power Corp. - ADR                         1,200          23,388
KT&G Corp. - ADR (b)<F19>                                  450          10,027
Lg Electronics Inc. New - ADR (a)<F18>(b)<F19>             270           7,946
  (Acquired 12/20/05, Cost $7,539)                                    --------
                                                                        61,533
                                                                      --------

SWITZERLAND 5.9%
Nestle SA - ADR                                            320          23,855
UBS AG                                                     250          23,787
                                                                      --------
                                                                        47,642
                                                                      --------

UNITED KINGDOM 7.1%
Barclays PLC - ADR                                         460          19,357
Diageo PLC - ADR                                           330          19,239
GlaxoSmithKline PLC - ADR                                  380          19,182
                                                                      --------
                                                                        57,778
                                                                      --------
Total Common Stock
  (cost $681,989)                                                      677,535
                                                                      --------
TOTAL INVESTMENTS 83.8%
  (cost $681,989)                                                      677,535
Other assets, less liabilities 16.2%                                   130,711
                                                                      --------
TOTAL NET ASSETS 100.0%                                               $808,246
                                                                      --------
                                                                      --------

(a)<F18>   Non-Income Producing
(b)<F19>   144(A) Security
ADR American Depository Receipts

                     See notes to the financial statements.

                     CULLEN INTERNATIONAL HIGH DIVIDEND FUND

At December 31, 2005, industry diversification of the fund was as follows:

                                               % OF NET ASSETS           VALUE
                                               ---------------           -----

FOREIGN COMMON STOCK
Airlines                                             1.3%             $ 10,366
Beverages                                            2.4                19,239
Capital Markets                                      2.9                23,787
Commercial Banks                                    15.7               127,133
Communications Equipment                             1.9                15,372
Construction Materials                               2.4                19,579
Diversified Financial Services                       2.8                23,065
Diversified Telecommunication Services               3.6                29,202
Electric Services                                    0.6                 4,718
Electric Utilities                                   5.3                42,555
Electronic Equipment & Instruments                   2.2                18,071
Food Products                                        8.9                71,813
Health Care Providers & Services                     1.6                12,691
Metals & Mining                                      7.6                61,114
Natural Gas Transmission                             1.2                10,074
Oil & Gas                                            6.7                53,753
Paper & Forest Products                              1.2                 9,936
Petroleum Refining and Related Industries            1.0                 7,699
Pharmaceuticals                                      2.4                19,182
Real Estate                                          3.8                30,417
Sanitary Paper Products                              0.9                 7,502
Telephone Communications                             3.8                30,844
Tobacco                                              1.2                10,027
Trading Companies & Distributors                     0.9                 7,253
Wholesale Trade-durable Goods                        1.5                12,143
                                                   -----              --------
TOTAL INVESTMENTS                                   83.8               677,535
Other Assets less Liabilities                       16.2               130,711
                                                   -----              --------
TOTAL NET ASSETS                                   100.0%             $808,246
                                                   -----              --------
                                                   -----              --------

                     See notes to the financial statements.

                     CULLEN INTERNATIONAL HIGH DIVIDEND FUND

                         NOTES TO FINANCIAL STATEMENTS
                         DECEMBER 31, 2005 (UNAUDITED)

1.   ORGANIZATION

The Cullen Funds Trust (the "Trust") is an open-end management investment company created as a Delaware business trust on March 25, 2000 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently offers two separate series to investors, the Cullen High Dividend Equity Fund and the Cullen International High Dividend Fund (the "Fund"). The Funds are open-end, diversified management investment companies registered under the Investment Company Act of 1940, as amended. The investment objective of the Fund is long-term capital appreciation and current income. The Fund commenced operations on December 15, 2005.

The Fund offers Retail, C and I Class Shares. Each class of shares differs principally in its respective administration, transfer agent, and distribution expenses and sales charges, if any. Each class of shares has identical rights to earnings, assets, and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes.

2.   SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States.

a) Valuation of Securities - Securities that are primarily traded on a national or foreign securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the National Association of Securities Dealers Automated Quotation ("NASDAQ") National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price ("NOCP"). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee of the Fund's Board of Trustees under supervision of the full Board. Debt securities maturing within 60 days or less when purchased are valued by the amortized cost method, which approximates market value. Price movements in futures contracts and American Depository Receipts, and various other indices, may be reviewed in the course of making good faith determination of a security's fair value. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Exchange rates are provided daily by recognized independent pricing agents.

b) Distributions to Shareholders - Dividends from net investment income, if any, are declared and paid quarterly for the Fund. Dividends from realized capital gains, if any, are declared and paid at least annually. The Fund may periodically make reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States. These principles require that permanent financial reporting and tax differences be reclassified in the capital accounts.

c) Federal Income Taxes - The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is recorded.

d) Derivative Financial Instruments and Other Investment Strategies - The Fund may engage in various portfolio strategies, to the extent that they are consistent with the Fund's investment objectives and limitations, to attempt to hedge against changes in net asset value or to attempt to realize a greater current return. The use of these instruments involves certain risks, including the possibility that the value of the underlying assets or indices fluctuate, the derivative becomes illiquid, imperfect correlation between the value of the derivative and the underlying assets or indices, or that the counterparty fails to perform its obligations when due.

e) Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

f) Guarantees and Indemnification - In the normal course of business the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, however, the Fund expects the risk of loss to be remote.

g) Other - Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds on a high cost basis. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund and interest income is recognized on an accrual basis. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its respective shares outstanding.

3.   CAPITAL SHARE TRANSACTIONS

Share transactions were as follows:

                                                  CULLEN INTERNATIONAL HIGH DIVIDEND FUND

                                  RETAIL CLASS                    CLASS C                       CLASS I
                           DECEMBER 15, 2005(1)<F20>     DECEMBER 15, 2005(1)<F20>     DECEMBER 15, 2005(1)<F20>
                              TO DECEMBER 31, 2005          TO DECEMBER 31, 2005          TO DECEMBER 31, 2005
                           -------------------------     -------------------------     -------------------------
Shares sold                          2,595                          100                          78,298
Shares reinvested                       --                           --                              --
Shares redeemed                         --                           --                              --
                                     -----                          ---                          ------
Net increase                         2,595                          100                          78,298
Shares outstanding:
   Beginning of period                  --                           --                              --
                                     -----                          ---                          ------
   End of period                     2,595                          100                          78,298
                                     -----                          ---                          ------
                                     -----                          ---                          ------

(1)<F20>   Commencement of operations.

4.   INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term investments, for the period ended December 31, 2005 were as follows:

                  CULLEN INTERNATIONAL HIGH DIVIDEND  FUND

               PURCHASES                                SALES
      ---------------------------            ---------------------------
      U.S. GOVERNMENT       OTHER            U.S. GOVERNMENT       OTHER
      ---------------       -----            ---------------       -----
            $--            $681,989                $--              $--

5.   INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Trust has an agreement with Cullen Capital Management LLC (the "Adviser"), with which certain officers and trustees of the Fund are affiliated, to furnish investment advisory services to the Fund. Under the terms of the agreement, the Fund will compensate the Adviser for its management services at the annual rate of 1.00% of the Fund's average daily net assets. Through June 30, 2008, the Adviser has agreed to waive its fees and absorb expenses to the extent that the Fund's total annual operating expenses (excluding taxes) exceed 1.25% of the Fund's net assets for Retail Shares, 2.00% for Class C Shares and 1.00% for Class I Shares. For a period of three years after the year in which the Adviser waives or reimburses expenses, the Adviser may seek reimbursement from the Fund to the extent that total annual Fund operating expenses are less than the expense limitation in effect at the time of the waiver or reimbursement. The Adviser waived or reimbursed expenses of $15,544 associated with the Fund for the period ended December 31, 2005.

6.   DISTRIBUTION PLAN

The Fund has adopted a Service and Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. The Plan authorizes payments by the Fund in connection with the distribution of its shares at an annual rate, as determined from time to time by the Board of Trustees, of up to 0.25% of average daily net assets for the Fund's Retail Class shares. The Fund's Class C shares allow for up to 1.00% of average daily net assets, of which 0.75% may be paid as a distribution fee and 0.25% for certain shareholder services to shareholders. Amounts paid under the Plan by the Fund may be spent by the Fund on any activities or expenses primarily intended to result in the sale of shares of the Fund. This may include, but is not limited to, advertising, compensation for sales and marketing activities of financial institutions and others such as dealers and distributors, shareholder account servicing, the printing and mailing of prospectuses to other than current shareholders and the printing and mailing of sales literature. The Fund incurred $0.08 for the Retail Class shares and $0.28 for Class C shares pursuant to the Plan for the period ended December 31, 2005.

                     CULLEN INTERNATIONAL HIGH DIVIDEND FUND

                                EXPENSE EXAMPLE
                         DECEMBER 31, 2005 (UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each of the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 15, 2005 to December 31, 2005.

ACTUAL EXPENSES

The first set of lines of the tables below provide information about actual account values and actual expenses. Although the Fund charges no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds' transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds' transfer agent. IRA accounts will be charged a $15.00 annual maintenance fee. The examples below include, but are not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees. However, the examples below do not include portfolio trading commissions and related expenses, interest expense or dividends on short position taken by the Fund and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information within these lines, together with the amount you invested, to estimate the expenses that you paid over the six-month period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second set of lines within the tables below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund's and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                             Beginning             Ending              Expenses Paid
                                           Account Value       Account Value       During Period(1)<F21>
                                              12/15/05            12/31/05          12/15/05 - 12/31/05
                                           -------------       -------------       ---------------------
ACTUAL
International High Dividend Fund
   Retail Class                              $1,000.00             $999.00                 $0.02
   Class C                                   $1,000.00             $998.00                 $0.04
   Class I                                   $1,000.00             $998.00                 $0.02

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
International High Dividend Fund
   Retail Class                              $1,000.00           $1,001.64                 $0.02
   Class C                                   $1,000.00           $1,001.32                 $0.04
   Class I                                   $1,000.00           $1,001.75                 $0.02

(1)<F21> Expenses are equal to the International High Dividend Fund's Retail Class, Class C and Class I expense ratios of 1.25%, 2.00% and 1.00%, respectively, multiplied by the average account value over the period, multiplied by the number of days in the current period/365 days (to reflect the period since inception).

The Fund's statement of additional information contains additional information about the Fund's trustees and is available, without charge, (1) upon request by calling 1-877-485-8586, (2) at www.cullenfunds.com, or (3) on the U.S. Securities and Exchange Commission's website at www.sec.gov.

                     CULLEN INTERNATIONAL HIGH DIVIDEND FUND

            TOP 10 INDUSTRIES - AS OF DECEMBER 31, 2005 (UNAUDITED)

                    Brazil                               13%
                    Canada                               11%
                    South Korea                           8%
                    United Kingdom                        7%
                    Netherlands                           6%
                    Switzerland                           6%
                    Mexico                                5%
                    Singapore                             5%
                    Australia                             4%
                    South Africa                          2%

Percentages are based upon net assets.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report may be distributed to others only if preceded or accompanied by a current prospectus. The Fund is distributed by Quasar Distributors, LLC, a member of the NASD.

HOW TO OBTAIN A COPY OF THE FUNDS' PROXY VOTING POLICY
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge upon request by calling 1-877-485-8586; (2) at www.cullenfunds.com; and (3) on the U.S. Securities and Exchange Commission's website at www.sec.gov. The Fund's proxy voting record is available on the SEC's website at www.sec.gov no later than August 31 for the prior 12 months ended June 30.

QUARTERLY FILINGS ON FORM N-Q

Beginning with the quarter ending March 31, 2006 the Fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q will be available on the SEC's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Information included in the Fund's N-Q will also be available upon request by calling 1-877-485-8586.

                     CULLEN INTERNATIONAL HIGH DIVIDEND FUND

                               BOARD APPROVAL OF
                         INVESTMENT ADVISORY AGREEMENT

At a meeting held on November 3, 2005, the Board of Trustees of Cullen Funds Trust (the "Trust"), including all of the Independent Trustees, considered and then approved a new Investment Advisory Agreement (the "Advisory Agreement") between Cullen Capital Management, LLC (the "Adviser") and the Trust, on behalf of the Cullen International High Dividend Fund (the "Fund"), for an initial two year period. Prior to such meeting, the Board received a variety of materials prepared by the Fund's administrator, U.S. Bancorp Fund Services, LLC, and information produced by the Adviser. In approving the Advisory Agreement, the Board of Trustees considered, among other factors: (1) the nature, quality and extent of the services provided by the Adviser to the Fund; (2) the Fund's advisory fee and total expense ratio as compared to the industry averages of advisory fees and expense ratios for a peer group of funds with similar investment objectives (the "Peer Group") to that of the Fund, as selected by Lipper, Inc., an independent provider of investment company data; (3) the Fund's advisory fee as compared to the fees charged by the Adviser to its other clients, and by an affiliate of the Adviser to its clients; (4) the anticipated cost of the services to be provided to the Fund and the profits anticipated to be realized by the Adviser from its relationship with the Fund; (5) economies of scale and the appropriateness of implementing fee breakpoints; and (6) other potential or actual benefits to be derived by the Adviser from its advisory relationship with the Fund. These factors, which are discussed further below, were also considered separately by the Independent Trustees in an executive session during which management of the Adviser and the interested Trustees were not present. The factors were viewed in their totality by the Board, with no single factor being the principal or determinative factor in the Board's determination of whether to approval the continuation of the Advisory Agreement.

Nature, Quality and Extent of the Adviser's Services.  The Board considered the
----------------------------------------------------
nature, quality and extent of the services to be provided by the Adviser to the Fund, including the expertise and experience of the Adviser with regards to investing in international markets. The Board considered the investment performance of the Cullen High Dividend Equity Fund, a separate series of the Trust that follows investment strategies with respect to investment in U.S. securities similar to those expected to be followed by the Fund with respect to investment in international securities. The Board considered the fact that the Fund will rely on the Adviser, as well as its other service providers, to conduct substantially all of its business and perform substantially all of its administrative functions. Specifically, the Board discussed the fact that the Adviser provides the Fund with investment management services, oversee distribution of the Fund's shares through third-party broker/dealers and independent financial institutions, oversee the Fund's other service providers and retain the services of the Fund's Chief Compliance Officer to help ensure that the Fund is in compliance with federal securities laws. The Board took into account the disciplined value oriented investment philosophy that the Adviser has developed and adheres to and its confidence in and understanding of this philosophy and the experience of the Adviser in implementing this philosophy over many years.

Fees and Expenses.  The Board received and reviewed information regarding the
-----------------
Fund's investment advisory fee and total expense ratio, and compared such fee and expense ratio to the average fee and expense ratio for funds in the Peer Group. Fee and expense ratio information for the Fund and the Peer Group was assembled, prepared and distributed by the Fund's administrator. The Peer Group consisted of those funds in Lipper Inc.' s International Multi-Cap Value Fund benchmark category that had a range of $0 - $100 million in net assets; a total of 63 funds comprised the Peer Group. While the Fund's stated investment advisory fee rate is slightly above the average fee for the Peer Group, the Fund's total expense ratio, after reimbursements, is expected to be below the average expense ratio for the Peer Group for the Retail Class and Class I. The Board noted that, until June 30, 2008, the Adviser has agreed to caps on operating expenses for the Fund's three share classes, and to waive or reimburse, as necessary, fees that would otherwise be payable by the Fund to the Adviser to the extent such fees would result in the operating expense caps being exceeded. The Board determined that the after-reimbursement total expense ratio of the Fund will fall within the range of the ratios of other funds in the International Multi-Cap Value classification.

Conclusion.  The Board based its decision on an evaluation of all these factors
----------
as a whole and did not consider one factor as all-important or controlling. Based on its review and the information provided to it, the Board, including all of the Independent Trustees, found that the terms of the Advisory Agreement, including the advisory fee rates provided in the Advisory Agreement, are fair and reasonable to the Fund and its shareholders and unanimously approved the Advisory Agreement. The Board was also assisted in its review, consideration and discussion of the Advisory Agreement by independent legal counsel, who had prepared a summary of the Board's legal obligations and who further summarized the Board's legal obligations at the Board meeting.

                               INVESTMENT ADVISER
                         Cullen Capital Management LLC
                               New York, New York

                                  DISTRIBUTOR
                            Quasar Distributors, LLC
                              Milwaukee, Wisconsin

                             INDEPENDENT REGISTERED
                             PUBLIC ACCOUNTING FIRM
                           PricewaterhouseCoopers LLP
                              Milwaukee, Wisconsin

                                 LEGAL COUNSEL
                               Sidley Austin LLP
                               Chicago, Illinois

                         ADMINISTRATOR, TRANSFER AGENT,
                              AND FUND ACCOUNTANT
                        U.S. Bancorp Fund Services, LLC
                              Milwaukee, Wisconsin

                                   CUSTODIAN
                              The Bank of New York
                               New York, New York

ITEM 2. CODE OF ETHICS.
-----------------------

Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
----------------------------------------

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
-----------------------------------------------

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
----------------------------------------------

Not applicable to open-end investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.
--------------------------------

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
-------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES.
---------------------------------

Not applicable to open-end investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES
------------------------------------------------------------------------

Not applicable to open-end investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
---------------------------------------------------------------------------
COMPANY AND AFFILIATED PURCHASES.
---------------------------------

Not applicable to open-end investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
------------------------------------------------------------

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.
---------------------------------

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant's service provider.

(b) There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.
-----------------

(a) (1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

     (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

     (3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant)  Cullen Funds Trust
                   ---------------------

     By (Signature and Title)  /s/ James P. Cullen
                               --------------------------
                               James P. Cullen, President

     Date   March 9, 2006
           ---------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title)*<F22>  /s/ James P. Cullen
                                     --------------------------
                                     James P. Cullen, President

     Date   March 9, 2006
           ---------------

     By (Signature and Title)*<F22>  /s/ Brenda S. Pons
                                     -------------------------
                                     Brenda S. Pons, Treasurer
     Date   March 9, 2006
           ---------------

*<F22> Print the name and title of each signing officer under his or her signature.